Long-Term Debt, $18.0 Million Term Loan Facility (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount	$ 18.0	$ 18.0